Leasing Arrangements	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Leasing Arrangements

Note 6. Leasing Arrangements
As Lessee
We lease certain facilities and equipment for use in our operations under both capital and operating leases. Certain operating leases contain renewal options with varying terms and conditions that may be exercised. Total rent expense under operating leases amounted to $4.1 billion in 2018, $3.8 billion in 2017, and $3.6 billion in 2016.

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Property, plant and equipment are as follows:

	(dollars in millions)
At December 31,	2018	2017
Capital leases	$1,756	$1,463
Less accumulated amortization	(998)	(692)
Total	$758	$771

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2018 are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2019	$343	$4,043
2020	245	3,678
2021	148	3,272
2022	100	2,871
2023	52	2,522
Thereafter	115	10,207
Total minimum rental commitments	$1,003	$26,593
Less interest and executory costs	$(98)
Present value of minimum lease payments	905
Less current installments	(316)
Long-term obligation at December 31, 2018	$589

Tower Monetization Transaction
During March 2015, we completed a transaction with American Tower Corporation (American Tower) pursuant to which American Tower acquired the exclusive rights to lease and operate approximately 11,300 of our wireless towers and corresponding ground leases for an upfront payment of $5.0 billion. We have subleased capacity on the towers from American Tower for a minimum of 10 years at current market rates, with options to renew. Under this agreement, total rent payments for the towers amounted to $0.3 billion for both the years ended December 31, 2018 and 2017. We expect to make minimum future lease payments of approximately $1.8 billion. We continue to include the towers in Property, plant and equipment, net in our consolidated balance sheets and depreciate them accordingly. Towers related to this transaction that were included in Property, plant and equipment, net, amounted to $0.4 billion for both the years ended December 31, 2018 and 2017.